Reinsurance Contracts - Summary Of Effect Of Reinsurance Contracts Initially Recognised (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)
Reinsurance Contracts Initially Recognized - Other than Net-Income Contract Groups
Initial recognition of new reinsurance contracts - Profitable group of contracts	₩ 8,174	[1]
Initial recognition of new reinsurance contracts - Sub-total	8,174
The estimates of the present value of future cash outflows
Reinsurance Contracts Initially Recognized - Other than Net-Income Contract Groups
Initial recognition of new reinsurance contracts - Profitable group of contracts	(268,857)	[1]
Initial recognition of new reinsurance contracts - Sub-total	(4,815,141)
Risk adjustment for non-financial risk [member]
Reinsurance Contracts Initially Recognized - Other than Net-Income Contract Groups
Initial recognition of new reinsurance contracts - Profitable group of contracts	3,247	[1]
Initial recognition of new reinsurance contracts - Sub-total	49,342
Contractual Service Margin
Reinsurance Contracts Initially Recognized - Other than Net-Income Contract Groups
Initial recognition of new reinsurance contracts - Profitable group of contracts	0	[1]
Initial recognition of new reinsurance contracts - Sub-total	447,042
Loss recovery component at initial recognition
Reinsurance Contracts Initially Recognized - Other than Net-Income Contract Groups
Initial recognition of new reinsurance contracts - Profitable group of contracts	8,174	[1]
Initial recognition of new reinsurance contracts - Sub-total	8,174
Reinsurance contracts held [member]
Reinsurance Contracts Initially Recognized - Other than Net-Income Contract Groups
Initial recognition of new reinsurance contracts - Non-profitable group of contracts	0	[2]
Initial recognition of new reinsurance contracts - Profitable group of contracts	152	[2]
Initial recognition of new reinsurance contracts - Sub-total	152	[2]
Business Combination	450,097
Total	450,249
Reinsurance contracts held [member] | The estimates of the present value of future cash outflows
Reinsurance Contracts Initially Recognized - Other than Net-Income Contract Groups
Initial recognition of new reinsurance contracts - Non-profitable group of contracts	(558)	[2]
Initial recognition of new reinsurance contracts - Profitable group of contracts	(3,265)	[2]
Initial recognition of new reinsurance contracts - Sub-total	(3,823)	[2]
Business Combination	(2,665,609)
Total	(2,669,432)
Reinsurance contracts held [member] | The estimates of the present value of future cash inflows
Reinsurance Contracts Initially Recognized - Other than Net-Income Contract Groups
Initial recognition of new reinsurance contracts - Non-profitable group of contracts	480	[2]
Initial recognition of new reinsurance contracts - Profitable group of contracts	2,771	[2]
Initial recognition of new reinsurance contracts - Sub-total	3,251	[2]
Business Combination	2,846,933
Total	2,850,184
Reinsurance contracts held [member] | Risk adjustment for non-financial risk [member]
Reinsurance Contracts Initially Recognized - Other than Net-Income Contract Groups
Initial recognition of new reinsurance contracts - Non-profitable group of contracts	5	[2]
Initial recognition of new reinsurance contracts - Profitable group of contracts	33	[2]
Initial recognition of new reinsurance contracts - Sub-total	38	[2]
Business Combination	38,190
Total	38,228
Reinsurance contracts held [member] | Contractual Service Margin
Reinsurance Contracts Initially Recognized - Other than Net-Income Contract Groups
Initial recognition of new reinsurance contracts - Non-profitable group of contracts	73	[2]
Initial recognition of new reinsurance contracts - Profitable group of contracts	613	[2]
Initial recognition of new reinsurance contracts - Sub-total	686	[2]
Business Combination	230,583
Total	231,269
Reinsurance contracts held [member] | Loss recovery component at initial recognition
Reinsurance Contracts Initially Recognized - Other than Net-Income Contract Groups
Initial recognition of new reinsurance contracts - Non-profitable group of contracts	0	[2]
Initial recognition of new reinsurance contracts - Profitable group of contracts	152	[2]
Initial recognition of new reinsurance contracts - Sub-total	152	[2]
Business Combination	0
Total	₩ 152

[1]	There are no insurance contracts acquired in a transfer.
[2]	There are no reinsurance contracts acquired in a transfer.